INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE

The following table sets forth current and deferred portion of income tax expenses:

	Year ended March 31,
	2022	2023	2024
	USD	USD	USD

Current income tax expenses	108,850	132,634	178,029
Deferred income tax expense	248,884	87,010	68,580
Income tax expense	357,734	219,644	246,609

SCHEDULE OF RECONCILIATION OF INCOME TAXES

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended March 31,
	2022	2023	2024
	USD	USD	USD

Income before income tax	2,351,339	1,386,904	1,337,894
Tax expenses at the Cayman Islands statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	387,971	228,839	220,752
Tax effect of provision for expected credit loss	18,425	32,895	(3,716)
Tax effect of depreciation allowance	(215,228)	(107,177)	(61,541)
Tax loss utilized	(62,658)	-	-
Tax effect of non-deductible expenditure	2,776	-	44,073
Tax effect of taxable temporary difference	248,884	87,010	68,580
Tax reduction allowed by Hong Kong government	(22,436)	(21,923)	(21,539)
Income tax expense	357,734	219,644	246,609

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2023	2024
	USD	USD

Deferred tax assets:
Provision of credit loss	54,832	33,951
Total deferred tax assets	54,832	33,951
Deferred tax liabilities:
Property, plant and equipment	(50,572)	(30,383)
Right-of-use assets – finance lease	(346,854)	(414,742)
Total deferred tax liabilities	(397,426)	(445,125)
Net deferred tax liabilities	(342,594)	(411,174)
	As of March 31,
	2023	2024
	USD	USD

Deferred tax assets	54,832	33,951
Deferred tax liabilities	(397,426)	(445,125)
Deferred tax liabilities, net	(342,594)	(411,174)